CONVERTIBLE PREFERRED SHARES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONVERTIBLE PREFERRED SHARES
Total mezzanine equity	$ 11,983,000
ConnectM Before Business Combination
CONVERTIBLE PREFERRED SHARES
Convertible Preferred Shares, authorized	2,517,166
Convertible Preferred Shares, issued	2,427,791
Total mezzanine equity	$ 11,982,284	$ 11,982,284
ConnectM Before Business Combination | Series Seed Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Convertible Preferred Shares, authorized	644,030	644,030
Convertible Preferred Shares, issued	644,030	644,030
Convertible Preferred Shares, outstanding	644,030	644,030	644,030
Issuance Price	$ 3.42
Total mezzanine equity	$ 2,200,000	$ 2,200,000	$ 2,200,000
ConnectM Before Business Combination | Series Seed-1 Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Convertible Preferred Shares, authorized	91,120	91,120
Convertible Preferred Shares, issued	91,120	91,120
Convertible Preferred Shares, outstanding	91,120	91,120	91,120
Issuance Price	$ 3.21
Total mezzanine equity	$ 292,625	$ 292,625	$ 292,625
ConnectM Before Business Combination | Series A1 Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Convertible Preferred Shares, authorized	743,068	743,068
Convertible Preferred Shares, issued	743,068	743,068
Convertible Preferred Shares, outstanding	743,068	743,068	743,068
Issuance Price	$ 4.3
Total mezzanine equity	$ 3,195,192	$ 3,195,192	$ 3,195,192
ConnectM Before Business Combination | Series B1 Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Convertible Preferred Shares, authorized	649,843	649,843
Convertible Preferred Shares, issued	649,843	649,843
Convertible Preferred Shares, outstanding	649,843	649,843	649,843
Issuance Price	$ 6.13
Total mezzanine equity	$ 3,983,538	$ 3,983,538	$ 3,983,538
ConnectM Before Business Combination | Series B2 Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Convertible Preferred Shares, authorized	299,730	299,730
Convertible Preferred Shares, issued	299,730	299,730
Convertible Preferred Shares, outstanding	299,730	299,730	142,730
Issuance Price	$ 7.71
Total mezzanine equity	$ 2,310,929	$ 2,310,929	$ 1,100,445